Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net
Schedule of land use rights, net
	As of December 31,
	2017	2018
	RMB	RMB
Cost:
Land use rights	84,068	170,279
Less: Accumulated amortization	(3,222)	(5,622)
Land use rights, net	80,846	164,657